UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05125
BNY Mellon Variable Investment Fund
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
6/30/26
ITEM 1 - Reports to Stockholders
BNY Mellon Variable Investment Fund, Appreciation Portfolio
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Initial Shares
This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Appreciation Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares	$44	0.87%*
*	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$186	43	4.02%
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
38.3%
Financials
13.3%
Consumer Discretionary
12.3%
Communication Services
12.1%
Health Care
9.0%
Industrials
7.0%
Energy
3.6%
Consumer Staples
2.7%
Materials
1.1%
Investment Companies
0.7%
Net Other Assets and Liabilities
-0.1%

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0112SA0626

BNY Mellon Variable Investment Fund, Appreciation Portfolio
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Service Shares
This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Appreciation Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$56	1.12%*
*	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$186	43	4.02%
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0400SA0626

BNY Mellon Variable Investment Fund, Government Money Market Portfolio
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Government Money Market Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Market Portfolio*	$18	0.36%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings
$315	96
Portfolio Holdings (as of 6/30/26 )
Allocation of Holdings (Based on Net Assets)

Repurchase Agreements
45.0%
U.S. Government Agencies Obligations
18.7%
U.S. Treasury Bills
18.0%
U.S. Treasury Floating Rate Notes
9.4%
U.S. Treasury Notes
5.6%
Net Other Assets and Liabilities
3.3%

For additional information about the Fund, including its prospectus, financial information  and portfolio holdings , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0117SA0626

BNY Mellon Variable Investment Fund, Growth and Income Portfolio
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Initial Shares
This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Growth and Income Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares*	$36	0.70%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$115	124	45.97%
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
30.6%
Financials
15.2%
Health Care
12.1%
Industrials
11.3%
Communication Services
8.8%
Consumer Discretionary
7.5%
Consumer Staples
4.7%
Energy
4.3%
Materials
3.0%
Utilities
1.0%
Investment Companies
1.0%
Net Other Assets and Liabilities
0.5%

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0108SA0626

BNY Mellon Variable Investment Fund, Growth and Income Portfolio
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Service Shares
This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Growth and Income Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$49	0.95%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$115	124	45.97%
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0402SA0626

BNY Mellon Variable Investment Fund, Small Cap Portfolio
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Initial Shares
This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Small Cap Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares*	$42	0.76%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$370	103	51.60%
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Financials
24.8%
Industrials
12.1%
Investment Companies
11.0%
Consumer Discretionary
10.7%
Health Care
10.7%
Information Technology
9.0%
Energy
7.2%
Communication Services
4.6%
Materials
4.2%
Utilities
3.2%
Consumer Staples
1.9%
Real Estate
1.6%
Net Other Assets and Liabilities
-1.0%

How has the Fund changed?
  BNY Mellon Investment Adviser, Inc. (the “Adviser”), had agreed, from January 1, 2026 through April 30, 2026, to waive receipt of a portion of the Fund’s management fee in the amount of .10% of the value of the Fund’s average daily net assets. Effective April 30, 2026, the Adviser terminated this waiver agreement.
This is a summary of certain changes to the Fund since January 1, 2026 . For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0121SA0626

BNY Mellon Variable Investment Fund, Small Cap Portfolio
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Service Shares
This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Small Cap Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$56	1.01%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$370	103	51.60%
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
How has the Fund changed?
  BNY Mellon Investment Adviser, Inc. (the “Adviser”), had agreed, from January 1, 2026 through April 30, 2026, to waive receipt of a portion of the Fund’s management fee in the amount of .10% of the value of the Fund’s average daily net assets. Effective April 30, 2026, the Adviser terminated this waiver agreement.
This is a summary of certain changes to the Fund since January 1, 2026 . For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0407SA0626

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Variable Investment Fund, Appreciation Portfolio
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2026

Initial Shares
Service Shares

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Appreciation Portfolio
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4%
Capital Goods — 5.1%
BAE Systems PLC, ADR	33,850	3,315,607
Deere & Co.	2,460	1,560,452
Eaton Corp. PLC	10,890	4,640,447
		9,516,506
Commercial & Professional Services — .8%
Automatic Data Processing, Inc.	7,000	1,567,650
Consumer Discretionary Distribution & Retail — 7.5%
Amazon.com, Inc.(a)	50,530	12,043,320
The Home Depot, Inc.	5,140	1,812,775
		13,856,095
Consumer Durables & Apparel — 2.2%
Hermes International SCA	750	1,372,385
LVMH Moet Hennessy Louis Vuitton SE	4,825	2,671,934
		4,044,319
Consumer Services — 2.7%
Marriott International, Inc., Cl. A	5,000	1,852,950
McDonald’s Corp.	11,700	3,162,627
		5,015,577
Energy — 3.6%
Chevron Corp.	17,935	2,972,906
EOG Resources, Inc.	7,635	990,488
Exxon Mobil Corp.	19,450	2,659,204
		6,622,598
Financial Services — 11.7%
BlackRock, Inc.	4,195	4,033,744
Blackstone, Inc.	16,675	1,962,147
CME Group, Inc.	6,695	1,478,457
Intercontinental Exchange, Inc.	15,330	1,887,276
Mastercard, Inc., Cl. A	7,025	3,608,040
S&P Global, Inc.	8,110	3,302,879
Visa, Inc., Cl. A	16,075	5,515,172
		21,787,715
Food, Beverage & Tobacco — 2.7%
Philip Morris International, Inc.	17,150	3,102,606
The Coca-Cola Company	24,065	1,955,763
		5,058,369
Health Care Equipment & Services — 4.2%
Abbott Laboratories	12,505	1,134,704
Intuitive Surgical, Inc.(a)	5,965	2,372,161
UnitedHealth Group, Inc.	10,340	4,297,614
		7,804,479
Insurance — 1.6%
The Progressive Corp.	13,730	2,999,319
Materials — 1.1%
The Sherwin-Williams Company	5,750	1,979,840
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Media & Entertainment — 12.1%
Alphabet, Inc., Cl. C	43,870	15,500,587
Meta Platforms, Inc., Cl. A	12,225	6,886,220
		22,386,807
Pharmaceuticals, Biotechnology & Life Sciences — 4.8%
AbbVie, Inc.	10,075	2,535,273
AstraZeneca PLC	15,187	2,879,759
Eli Lilly & Co.	2,985	3,580,299
		8,995,331
Semiconductors & Semiconductor Equipment — 23.1%
ASML Holding NV	4,530	9,012,163
Broadcom, Inc.	11,900	4,495,225
NVIDIA Corp.	85,750	17,157,717
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	20,215	9,654,078
Texas Instruments, Inc.	8,495	2,532,105
		42,851,288
Software & Services — 8.4%
Intuit, Inc.	6,710	1,751,310
Microsoft Corp.	32,590	12,156,722
ServiceNow, Inc.(a)	17,050	1,692,724
		15,600,756
Technology Hardware & Equipment — 6.8%
Apple, Inc.	43,390	12,555,330
Transportation — 1.0%
Canadian Pacific Kansas City Ltd.	21,125	1,830,481
Total Equity Securities - Common Stocks (cost $74,460,579)		184,472,460

	1-Day Yield (%)
Investment Companies — .7%
Registered Investment Companies — .7%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $1,268,890)	3.70	1,268,890	1,268,890
Total Investments (cost $75,729,469)		100.1%	185,741,350
Liabilities, Less Cash and Receivables		(.1%)	(138,587)
Net Assets		100.0%	185,602,763

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2025	Purchases ($)†	Sales ($)	Value ($) 6/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - .7%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .7%	1,180,627	10,148,205	(10,059,942)	1,268,890	22,564
4

Affiliated Issuers (continued)
Description	Value ($) 12/31/2025	Purchases ($)†	Sales ($)	Value ($) 6/30/2026	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	5,549,334	(5,549,334)	-	397††
Total - .7%	1,180,627	15,697,539	(15,609,276)	1,268,890	22,961

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	74,460,579	184,472,460
Affiliated issuers	1,268,890	1,268,890
Dividends and securities lending income receivable		75,742
Receivable for shares of Beneficial Interest subscribed		43,276
Tax reclaim receivable—Note 1(b)		30,651
Prepaid expenses		3,250
		185,894,269
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		105,645
Due to Fayez Sarofim & Co., LLC		33,333
Payable for shares of Beneficial Interest redeemed		118,607
Trustees’ fees and expenses payable		996
Other accrued expenses		32,925
		291,506
Net Assets ($)		185,602,763
Composition of Net Assets ($):
Paid-in capital		65,083,873
Total distributable earnings (loss)		120,518,890
Net Assets ($)		185,602,763

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	152,538,979	33,063,784
Shares Outstanding	5,312,859	1,191,212
Net Asset Value Per Share ($)	28.71	27.76
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $22,036 foreign taxes withheld at source):
Unaffiliated issuers	1,271,877
Affiliated issuers	22,564
Affiliated income net of rebates from securities lending—Note 1(c)	397
Interest	42
Total Income	1,294,880
Expenses:
Management fee—Note 3(a)	496,687
Sub-advisory fee—Note 3(a)	202,872
Professional fees	50,321
Distribution plan fees—Note 3(b)	42,529
Chief Compliance Officer fees—Note 3(b)	20,578
Shareholder and regulatory reports service fees—Note 3(b)	9,000
Trustees’ fees and expenses—Note 3(c)	7,614
Prospectus and shareholders’ reports	7,129
Loan commitment fees—Note 2	2,320
Custodian fees—Note 3(b)	1,962
Shareholder servicing costs—Note 3(b)	1,320
Miscellaneous	7,043
Total Expenses	849,375
Net Investment Income	445,505
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	10,345,470
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(7,613,021)
Net Realized and Unrealized Gain (Loss) on Investments	2,732,449
Net Increase in Net Assets Resulting from Operations	3,177,954
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Operations ($):
Net investment income	445,505	589,728
Net realized gain (loss) on investments	10,345,470	28,239,353
Net change in unrealized appreciation (depreciation) on investments	(7,613,021)	(9,907,548)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,177,954	18,921,533
Distributions ($):
Distributions to shareholders:
Initial Shares	(23,381,831)	(24,625,359)
Service Shares	(5,313,649)	(6,385,219)
Total Distributions	(28,695,480)	(31,010,578)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	2,658,350	3,540,152
Service Shares	1,810,288	2,657,027
Distributions reinvested:
Initial Shares	23,381,831	24,625,359
Service Shares	5,313,644	6,385,214
Cost of shares redeemed:
Initial Shares	(11,004,640)	(21,598,184)
Service Shares	(6,225,840)	(11,920,109)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	15,933,633	3,689,459
Total Increase (Decrease) in Net Assets	(9,583,893)	(8,399,586)
Net Assets ($):
Beginning of Period	195,186,656	203,586,242
End of Period	185,602,763	195,186,656
Capital Share Transactions (Shares):
Initial Shares
Shares sold	87,927	105,322
Shares issued for distributions reinvested	883,954	830,771
Shares redeemed	(359,980)	(651,965)
Net Increase (Decrease) in Shares Outstanding	611,901	284,128
Service Shares
Shares sold	61,299	82,425
Shares issued for distributions reinvested	207,866	221,681
Shares redeemed	(206,224)	(366,238)
Net Increase (Decrease) in Shares Outstanding	62,941	(62,132)
See notes to financial statements.
8

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Initial Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	33.67	36.49	35.03	31.93	53.72	47.18
Investment Operations:
Net investment income(a)	.08	.12	.15	.24	.23	.23
Net realized and unrealized gain (loss) on investments	.06	2.76	4.16	6.04	(8.53)	11.43
Total from Investment Operations	.14	2.88	4.31	6.28	(8.30)	11.66
Distributions:
Dividends from net investment income	(.08 )	(.12 )	(.15 )	(.24 )	(.24 )	(.22 )
Dividends from net realized gain on investments	(5.02)	(5.58)	(2.70)	(2.94)	(13.25)	(4.90)
Total Distributions	(5.10)	(5.70)	(2.85)	(3.18)	(13.49)	(5.12)
Net asset value, end of period	28.71	33.67	36.49	35.03	31.93	53.72
Total Return (%)	1.73 (b)	10.07	12.81	20.97	(18.06)	27.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87 (c)	.85	.85	.85	.83	.80
Ratio of net expenses to average net assets	.87 (c)	.85 (d)	.85 (d)	.85 (d)	.83 (d)	.80
Ratio of net investment income to average net assets	.52 (c)	.35 (d)	.41 (d)	.73 (d)	.65 (d)	.46
Portfolio Turnover Rate	4.02 (b)	12.96	14.25	3.73	8.59	3.81
Net Assets, end of period ($ x 1,000)	152,539	158,263	161,156	158,458	148,683	200,725

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Service Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	32.73	35.64	34.28	31.32	52.96	46.60
Investment Operations:
Net investment income(a)	.04	.03	.06	.15	.14	.10
Net realized and unrealized gain (loss) on investments	.06	2.69	4.07	5.91	(8.38)	11.26
Total from Investment Operations	.10	2.72	4.13	6.06	(8.24)	11.36
Distributions:
Dividends from net investment income	(.05 )	(.05 )	(.07 )	(.16 )	(.15 )	(.10 )
Dividends from net realized gain on investments	(5.02)	(5.58)	(2.70)	(2.94)	(13.25)	(4.90)
Total Distributions	(5.07)	(5.63)	(2.77)	(3.10)	(13.40)	(5.00)
Net asset value, end of period	27.76	32.73	35.64	34.28	31.32	52.96
Total Return (%)	1.65 (b)	9.78	12.48	20.67	(18.26)	26.78
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.12 (c)	1.10	1.10	1.10	1.08	1.05
Ratio of net expenses to average net assets	1.12 (c)	1.10 (d)	1.10 (d)	1.10 (d)	1.08 (d)	1.05
Ratio of net investment income to average net assets	.27 (c)	.10 (d)	.16 (d)	.48 (d)	.40 (d)	.21
Portfolio Turnover Rate	4.02 (b)	12.96	14.25	3.73	8.59	3.81
Net Assets, end of period ($ x 1,000)	33,064	36,924	42,430	41,025	34,513	50,060

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
10

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
Appreciation Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Fayez Sarofim & Co., LLC (the “Sub-Adviser”), serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short
11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Trust’s Board of Trustees (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
The following is a summary of the inputs used as of June 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	180,428,141	4,044,319††	—	184,472,460
Investment Companies	1,268,890	—	—	1,268,890
	181,697,031	4,044,319	—	185,741,350

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the
12

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2026, BNY earned $54 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2026, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
As of and during the period ended June 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2025 were as follows: ordinary income $645,352 and long-term capital gains $30,365,226. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .5325% of the value of the fund’s average daily net assets. Pursuant to a sub-investment advisory agreement with the Sub-Adviser, the fund pays the Sub-Adviser a monthly sub-advisory fee at the annual rate of .2175% of the value of the fund’s average daily net assets. Both fees are payable monthly.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to participating insurance companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2026, Service shares were charged $42,529 pursuant to the Distribution Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
14

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2026, the fund was charged $758 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2026, the fund was charged $1,962 pursuant to the custody agreement.
During the period ended June 30, 2026, the fund was charged $20,578 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended June 30, 2026, the Custodian was compensated $9,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $81,609, Distribution Plan fees of $6,838, Custodian fees of $1,875, Chief Compliance Officer fees of $5,933, Transfer Agent fees of $390 and shareholder and regulatory reports service fees of $9,000.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2026, amounted to $7,545,594 and $19,538,617, respectively.
At June 30, 2026, accumulated net unrealized appreciation on investments was $110,011,881, consisting of $112,606,215 gross unrealized appreciation and $2,594,334 gross unrealized depreciation.
At June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
15

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
16

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
17

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $28,192.
18

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on March 5-6, 2026, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Investment Advisory Agreement, the “Agreements”), pursuant to which Fayez Sarofim & Co., LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Initial shares with the performance of a group of large-cap core funds underlying variable insurance products (“VIPs”) selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all large-cap core funds underlying VIPs (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all large-cap core funds underlying VIPs with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods under review. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during the periods under review and noted that the portfolio managers are very experienced with an impressive long-term track record and continued to apply a consistent investment strategy. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate (i.e., the aggregate investment advisory fee payable to the Adviser and the sub-investment advisory fee payable to the Sub-Adviser) payable by the fund in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the
19

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by the one fund advised by the Adviser that is in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
The Board considered the fee payable to the Sub-Adviser by the fund in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund. The Board also received and considered a profitability analysis of the Sub-Adviser in providing services to the fund and concluded that the profitability results were not excessive, given the services and service levels provided by the Sub-Adviser.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the experience of the fund’s portfolio managers and the investment strategy employed for the fund.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
20

●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rates charged to the fund pursuant to the Agreements and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
21

© 2026 BNY Mellon Securities Corporation
Code-0112NCSRSA0626

BNY Mellon Variable Investment Fund, Government Money Market Portfolio
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2026

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Government Money Market Portfolio
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Government Agencies Obligations — 18.7%
Federal Farm Credit Banks:
7/1/2026, Bonds (3 Month SOFR +0.09%)(a)	3.77	3,500,000	3,500,000
7/1/2026, Bonds (3 Month SOFR +0.09%)(a)	3.77	1,000,000	1,000,000
7/1/2026, Bonds (3 Month SOFR +0.14%)(a)	3.82	2,000,000	2,000,000
7/1/2026, Bonds (3 Month SOFR +0.14%)(a)	3.82	400,000	400,000
7/1/2026, Bonds (3 Month SOFR +0.14%)(a)	3.82	1,100,000	1,100,000
7/1/2026, Bonds (3 Month SOFR +0.14%)(a)	3.82	2,000,000	2,000,000
Federal Home Loan Banks:
7/1/2026, Bonds (3 Month SOFR +0.01%)(a)	3.69	1,000,000	1,000,000
7/1/2026, Bonds (3 Month SOFR +0.01%)(a)	3.69	1,300,000	1,300,000
7/1/2026, Bonds (3 Month SOFR +0.02%)(a)	3.70	1,000,000	1,000,000
7/1/2026, Bonds (3 Month SOFR +0.03%)(a)	3.71	1,500,000	1,500,000
7/1/2026, Bonds (3 Month SOFR +0.04%)(a)	3.72	1,000,000	1,000,000
7/1/2026, Bonds (3 Month SOFR +0.04%)(a)	3.72	1,000,000	1,000,000
7/1/2026, Bonds (3 Month SOFR +0.05%)(a)	3.73	1,000,000	999,924
7/1/2026, Bonds (3 Month SOFR +0.10%)(a)	3.78	1,000,000	1,000,000
7/1/2026, Bonds (3 Month SOFR +0.10%)(a)	3.78	1,000,000	1,000,000
7/1/2026, Bonds (3 Month SOFR +0.11%)(a)	3.79	1,000,000	1,000,000
7/1/2026, Bonds (3 Month SOFR +0.14%)(a)	3.82	1,000,000	1,000,000
7/1/2026, Bonds (3 Month SOFR +0.15%)(a)	3.83	1,400,000	1,400,000
7/1/2026, Bonds (3 Month SOFR +0.18%)(a)	3.86	1,200,000	1,200,000
7/1/2026, Bonds, Ser. 1 (3 Month SOFR +0.02%)(a)	3.70	1,300,000	1,300,000
7/1/2026, Bonds, Ser. 1 (3 Month SOFR +0.03%)(a)	3.71	2,000,000	2,000,000
7/1/2026, Bonds, Ser. 1 (3 Month SOFR +0.03%)(a)	3.71	1,000,000	1,000,000
7/1/2026, Bonds, Ser. 1 (3 Month SOFR +0.03%)(a)	3.71	1,000,000	1,000,000
7/1/2026, Bonds, Ser. 1 (3 Month SOFR +0.04%)(a)	3.72	1,200,000	1,200,000
7/1/2026, Bonds, Ser. 1 (3 Month SOFR +0.04%)(a)	3.72	1,000,000	1,000,000
7/1/2026, Bonds, Ser. 1 (3 Month SOFR +0.14%)(a)	3.82	1,000,000	1,000,000
7/1/2026, Bonds, Ser. 2 (3 Month SOFR +0.01%)(a)	3.69	3,000,000	3,000,000
7/1/2026, Bonds, Ser. 2 (3 Month SOFR +0.03%)(a)	3.71	1,000,000	1,000,000
7/1/2026, Bonds, Ser. 2 (3 Month SOFR +0.04%)(a)	3.72	1,000,000	1,000,000
7/1/2026, Bonds, Ser. 2 (3 Month SOFR +0.04%)(a)	3.72	1,000,000	1,000,000
7/1/2026, Bonds, Ser. 2 (3 Month SOFR +0.04%)(a)	3.72	1,000,000	1,000,000
7/1/2026, Bonds, Ser. 2 (3 Month SOFR +0.05%)(a)	3.73	1,000,000	1,000,000
7/1/2026, Bonds, Ser. 2 (3 Month SOFR +0.06%)(a)	3.74	1,100,000	1,100,000
7/1/2026, Bonds, Ser. 2 (3 Month SOFR +0.06%)(a)	3.74	1,000,000	1,000,000
7/1/2026, Bonds, Ser. 3 (3 Month SOFR +0.02%)(a)	3.70	1,000,000	1,000,000
7/1/2026, Bonds, Ser. 5 (3 Month SOFR +0.02%)(a)	3.70	1,000,000	1,000,000
7/1/2026, Bonds, Ser. U226 (3 Month SOFR +0.09%)(a)	3.77	1,500,000	1,500,000
7/17/2026, Notes(b)	3.55	1,000,000	998,444
7/22/2026, Notes(b)	3.59	1,000,000	997,939
9/9/2026, Notes(b)	3.62	1,200,000	1,191,728
9/16/2026, Notes(b)	3.74	1,000,000	992,172
10/7/2026, Notes(b)	3.71	1,000,000	990,132
10/28/2026, Notes(b)	3.70	1,000,000	988,067
11/6/2026, Bonds	3.80	2,800,000	2,800,000
11/6/2026, Bonds	3.84	1,400,000	1,400,000
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Government Agencies Obligations — 18.7% (continued)
Federal Home Loan Banks (continued): 11/25/2026, Notes(b)	3.76	1,000,000	985,071
Federal National Mortgage Association: 7/1/2026, Notes (3 Month SOFR +0.14%)(a),(c)	3.82	1,000,000	1,000,000
Total U.S. Government Agencies Obligations (cost $58,843,477)			58,843,477
U.S. Treasury Bills — 18.0%
7/2/2026(b)	3.60	4,500,000	4,499,556
7/14/2026(b)	3.66	3,000,000	2,996,089
7/21/2026(b)	3.66	2,000,000	1,996,000
7/23/2026(b)	3.58	3,000,000	2,993,547
8/13/2026(b)	3.56	1,000,000	995,819
8/18/2026(b)	3.69	1,600,000	1,592,267
8/25/2026(b)	3.68	1,000,000	994,485
9/1/2026(b)	3.69	2,000,000	1,987,531
9/15/2026(b)	3.69	3,000,000	2,977,105
9/17/2026(b)	3.65	1,000,000	992,265
9/24/2026(b)	3.71	2,000,000	1,982,858
9/29/2026(b)	3.71	2,000,000	1,981,850
10/1/2026(b)	3.69	2,000,000	1,981,574
10/6/2026(b)	3.72	1,000,000	990,206
10/8/2026(b)	3.70	1,000,000	990,059
10/15/2026(b)	3.70	1,990,000	1,968,847
10/22/2026(b)	3.68	1,200,000	1,186,478
10/27/2026(b)	3.87	1,000,000	987,643
11/12/2026(b)	3.72	2,000,000	1,973,088
11/19/2026(b)	3.72	2,000,000	1,971,683
11/27/2026(b)	3.65	6,500,000	6,404,557
12/3/2026(b)	3.78	2,000,000	1,968,440
12/17/2026(b)	3.80	1,000,000	982,724
12/24/2026(b)	3.76	3,500,000	3,437,667
1/21/2027(b)	3.50	3,000,000	2,942,370
3/18/2027(b)	3.62	1,400,000	1,364,763
4/15/2027(b)	3.72	1,800,000	1,748,736
Total U.S. Treasury Bills (cost $56,888,207)			56,888,207
U.S. Treasury Floating Rate Notes — 9.4%
7/1/2026 (3 Month USBMMY +0.098%)(a)	3.87	7,500,000	7,499,955
7/1/2026 (3 Month USBMMY +0.099%)(a)	3.87	3,500,000	3,499,469
7/1/2026 (3 Month USBMMY +0.10%)(a)	3.88	1,000,000	1,000,231
7/1/2026 (3 Month USBMMY +0.159%)(a)	3.93	3,200,000	3,198,653
7/1/2026 (3 Month USBMMY +0.16%)(a)	3.94	2,000,000	2,000,000
7/1/2026 (3 Month USBMMY +0.18%)(a)	3.96	5,300,000	5,299,707
7/1/2026 (3 Month USBMMY +0.19%)(a)	3.97	4,000,000	4,001,833
7/1/2026 (3 Month USBMMY +0.205%)(a)	3.98	3,000,000	3,000,323
Total U.S. Treasury Floating Rate Notes (cost $29,500,171)			29,500,171
U.S. Treasury Notes — 5.6%
8/31/2026	3.75	1,000,000	1,000,069
9/30/2026	3.50	1,400,000	1,399,268
10/31/2026	1.13	1,000,000	991,831
4

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Treasury Notes — 5.6% (continued)
11/30/2026	4.25	2,100,000	2,105,254
12/31/2026	4.25	2,100,000	2,106,527
1/31/2027	4.13	3,000,000	3,009,570
3/31/2027	3.88	1,000,000	1,001,973
4/30/2027	3.75	1,500,000	1,499,451
5/31/2027	2.63	1,000,000	988,997
5/31/2027	3.88	2,500,000	2,501,656
6/15/2027	4.63	1,000,000	1,006,529
Total U.S. Treasury Notes (cost $17,611,125)			17,611,125

Repurchase Agreements — 45.0%
ABN Amro Bank NV, Tri-Party Agreement thru BNY, dated 6/30/2026, due at 7/1/2026 in the amount of $42,004,258 (fully collateralized by: U.S. Treasuries (including strips), 0.63%-4.88%, due 12/15/2026-11/15/2035, valued at $42,840,002)	3.65	42,000,000	42,000,000
Bank of Nova Scotia, Tri-Party Agreement thru BNY, dated 6/30/2026, due at 7/1/2026 in the amount of $50,005,056 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.88%, due 7/15/2026-5/15/2055, valued at $51,005,158)	3.64	50,000,000	50,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru Northern Trust, dated 6/30/2026, due at 7/1/2026 in the amount of $50,005,042 (fully collateralized by: U.S. Treasuries (including strips), 2.88%-3.00%, due 8/15/2045-2/15/2049, valued at $51,000,000)	3.63	50,000,000	50,000,000
Total Repurchase Agreements (cost $142,000,000)			142,000,000
Total Investments (cost $304,842,980)		96.7%	304,842,980
Cash and Receivables (Net)		3.3%	10,341,856
Net Assets		100.0%	315,184,836

SOFR—Secured Overnight Financing Rate
USBMMY—U.S. Treasury Bill Money Market Yield

(a)
Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

(b)	Security is a discount security. Income is recognized through the accretion of discount.
(c)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	162,842,980	162,842,980
Repurchase agreements, at value and amortized cost—See Schedule of Investments—Note 1(b)	142,000,000	142,000,000
Cash		3,069,088
Receivable for shares of Beneficial Interest subscribed		11,230,034
Interest receivable		527,390
Prepaid expenses		3,901
		319,673,393
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		89,064
Payable for shares of Beneficial Interest redeemed		4,363,465
Trustees’ fees and expenses payable		1,820
Other accrued expenses		34,208
		4,488,557
Net Assets ($)		315,184,836
Composition of Net Assets ($):
Paid-in capital		315,152,006
Total distributable earnings (loss)		32,830
Net Assets ($)		315,184,836
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		315,120,732
Net Asset Value Per Share ($)		1.00
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2026 (Unaudited)

Investment Income ($):
Interest Income	6,043,123
Expenses:
Management fee—Note 2(a)	814,021
Professional fees	53,520
Chief Compliance Officer fees—Note 2(b)	20,180
Trustees’ fees and expenses—Note 2(c)	13,566
Shareholder and regulatory reports service fees—Note 2(b)	4,250
Prospectus and shareholders’ reports	3,472
Custodian fees—Note 2(b)	1,880
Shareholder servicing costs—Note 2(b)	533
Miscellaneous	4,961
Total Expenses	916,383
Less—reduction in expenses due to undertaking—Note 2(a)	(325,514)
Net Expenses	590,869
Net Investment Income, representing net increase in net assets resulting from operations	5,452,254
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Operations ($):
Net investment income, representing net increase in net assets resulting from operations	5,452,254	13,620,413
Distributions ($):
Distributions to shareholders	(5,476,234)	(13,562,389)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	466,726,993	1,370,093,019
Distributions reinvested	5,475,619	13,563,158
Cost of shares redeemed	(465,100,639)	(1,415,456,735)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	7,101,973	(31,800,558)
Total Increase (Decrease) in Net Assets	7,077,993	(31,742,534)
Net Assets ($):
Beginning of Period	308,106,843	339,849,377
End of Period	315,184,836	308,106,843
See notes to financial statements.
8

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.017	.039	.046	.045	.013	.000 (a)
Distributions:
Dividends from net investment income	(.017 )	(.039 )	(.046 )	(.045 )	(.013 )	(.000 )(a)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.68 (b)	3.93	4.74	4.59	1.26	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56 (c)	.55	.56	.56	.55	.55
Ratio of net expenses to average net assets	.36 (c),(d)	.42 (d),(e)	.56 (e)	.56 (e)	.42 (d),(e)	.05 (d)
Ratio of net investment income to average net assets	3.35 (c),(d)	3.86 (d),(e)	4.63 (e)	4.53 (e)	1.25 (d),(e)	.01 (d)
Net Assets, end of period ($ x 1,000)	315,185	308,107	339,849	313,653	281,512	289,479

(a)	Amount represents less than $.001 per share.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
9

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
Government Money Market Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Trust’s Board of  Trustees (the “Board”) pursuant to Rule 2a-5 under the Act.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Money market securities are valued using amortized cost, in accordance with rules under the Act, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of
10

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument. The Board overseeing this fund has established, as a particular responsibility within the overall duty of care owed to fund investors, procedures reasonably designed to stabilize the fund price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include periodic review by the Board of the deviation of the fund NAV calculated by using available market quotations or market equivalents (including valuations obtained from a Service) from the fund $1.00 per share based on amortized cost. A fund cannot guarantee that its NAV will always remain at $1.00 per share. These securities are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of June 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
U.S. Government Agencies Obligations	—	58,843,477	—	58,843,477
U.S. Treasury Bills	—	56,888,207	—	56,888,207
U.S. Treasury Floating Rate Notes	—	29,500,171	—	29,500,171
U.S. Treasury Notes	—	17,611,125	—	17,611,125
Repurchase Agreements	—	142,000,000	—	142,000,000
	—	304,842,980	—	304,842,980

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income:  Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.
The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a Repurchase Agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and
11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Liabilities. As of June 30, 2026, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the Repurchase Agreement are detailed in the following table:
Assets ($)
Gross amount of Repurchase Agreements, at value, as disclosed in the Statement of Assets and Liabilities	142,000,000
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(142,000,000)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the repurchase agreement by the fund. See Schedule of Investments for detailed information regarding collateral received for open repurchase agreements.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk:  This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund’s ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.
U.S. Treasury Securities Risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.
Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.
Repurchase Agreement Counterparty Risk: The fund is subject to the risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party bank providing payment administration, collateral custody and management services for the transaction, could fail to honor the terms of the agreement. If a counterparty fails to honor the terms of the repurchase agreement, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
12

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
As of and during the period ended June 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $1,214 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2025. These short-term capital losses can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2025 was as follows: ordinary income $13,562,389. The tax character of current year distributions will be determined at the end of the current fiscal year.
At June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
(f) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2026 through May 1, 2027, to waive receipt of a portion of the fund’s management fee in the amount of .20% of the value of the fund’s average daily net assets. On or after May 1, 2027, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $325,514 during the period ended June 30, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from the fund with respect to the value of the sub-advised net assets of the fund, net of any fee waivers and/or expense reimbursements made by the Adviser.
(b) The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2026, the fund was charged $310 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2026, the fund was charged $1,880 pursuant to the custody agreement.
13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
During the period ended June 30, 2026, the fund was charged $20,180 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended June 30, 2026, the Custodian was compensated $4,250 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $135,067, Custodian fees of $1,450, Chief Compliance Officer fees of $5,768, Transfer Agent fees of $174 and shareholder and regulatory reports service fees of $4,250, which are offset against an expense reimbursement currently in effect in the amount of $57,645.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
14

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
15

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
16

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $33,746.
17

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on March 5-6, 2026, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Investment Advisory Agreement, the “Agreements”), pursuant to which Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Initial shares with the performance of a group of U.S. government money market funds underlying variable insurance products (“VIPs”) selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all U.S. government money market funds underlying VIPs (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of U.S. government money market funds underlying VIPs with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s gross total return performance was below the Performance Group median for all periods, except for the one- and two-year periods when the fund’s gross total return performance was above the Performance Group median, and was below the Performance Universe median for all periods, except for the one- and two-year periods when the fund’s gross total return performance was above the Performance Universe median. The Board also considered that the fund’s net total return performance was below the Performance Group and Performance Universe medians for all periods. The Board considered the relative proximity of the fund’s gross and net total return performance to the Performance Group and/or Performance Universe medians in certain periods when the fund’s performance was below median, also noting that there were only four other funds in the Performance Group during the review periods.
18

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was approximately equivalent to the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was generally satisfied with the fund’s overall performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund
19

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
pursuant to the Investment Advisory Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
20

© 2026 BNY Mellon Securities Corporation
Code-0117NCSRSA0626

BNY Mellon Variable Investment Fund, Growth and Income Portfolio
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2026

Initial Shares
Service Shares

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Growth and Income Portfolio
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.0%
Automobiles & Components — .6%
Ford Motor Co.	46,802	650,548
Banks — 5.6%
Citigroup, Inc.	8,486	1,187,701
Fifth Third Bancorp	33,155	1,868,947
First Horizon Corp.	29,783	763,636
JPMorgan Chase & Co.	7,109	2,326,989
SouthState Bank Corp.	3,288	328,471
		6,475,744
Capital Goods — 9.3%
AMETEK, Inc.	2,771	670,416
Axon Enterprise, Inc.(a)	716	401,397
Carlisle Companies, Inc.	1,319	478,467
Carrier Global Corp.	5,614	411,787
CNH Industrial NV(b)	29,898	335,755
Cummins, Inc.	563	401,537
Dover Corp.	2,682	601,519
Emerson Electric Co.	3,746	536,240
Ferguson Enterprises, Inc.	1,091	258,927
GE Vernova, Inc.	900	1,057,374
Honeywell Aerospace, Inc.(a)	1,146	253,358
Honeywell International, Inc.	1,146	256,589
Howmet Aerospace, Inc.	3,543	952,571
Hubbell, Inc.	1,154	603,773
L3Harris Technologies, Inc.	2,997	870,898
Pentair PLC	4,069	311,930
Regal Rexnord Corp.	2,086	496,864
Rocket Lab Corp.(a),(b)	3,761	382,306
Trane Technologies PLC	1,177	578,095
Vertiv Holdings Co., Cl. A	2,554	855,130
		10,714,933
Consumer Discretionary Distribution & Retail — 5.0%
Amazon.com, Inc.(a)	19,994	4,765,370
Burlington Stores, Inc.(a)	1,249	395,683
Chewy, Inc., Cl. A(a)	14,090	276,869
Lowe’s Companies, Inc.	1,429	315,080
		5,753,002
Consumer Durables & Apparel — .9%
Deckers Outdoor Corp.(a)	4,426	439,458
Ralph Lauren Corp.	1,645	660,319
		1,099,777
Consumer Services — 1.0%
Dutch Bros, Inc., Cl. A(a),(b)	5,873	421,740
InterContinental Hotels Group PLC, ADR	2,511	434,704
Las Vegas Sands Corp.	6,051	279,496
		1,135,940

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.0% (continued)
Consumer Staples Distribution & Retail — 1.2%
Casey’s General Stores, Inc.	689	547,610
Target Corp.	6,241	815,137
		1,362,747
Energy — 4.3%
Diamondback Energy, Inc.	4,011	705,053
EQT Corp.	10,839	576,310
Exxon Mobil Corp.	7,483	1,023,076
Marathon Petroleum Corp.	1,640	419,299
Occidental Petroleum Corp.	8,519	413,768
Phillips 66	3,302	558,203
SLB Ltd.	26,241	1,219,944
		4,915,653
Equity Real Estate Investment Trusts — .5%
Weyerhaeuser Co.(c)	24,376	583,561
Financial Services — 6.3%
Berkshire Hathaway, Inc., Cl. B(a)	3,772	1,887,471
Capital One Financial Corp.	3,300	662,046
CME Group, Inc.	2,193	484,280
Mastercard, Inc., Cl. A	3,047	1,564,939
Morgan Stanley	3,963	828,425
The Goldman Sachs Group, Inc.	1,167	1,180,269
Voya Financial, Inc.	7,018	635,340
		7,242,770
Food, Beverage & Tobacco — 1.7%
Bunge Global SA	2,345	250,282
Philip Morris International, Inc.	4,380	792,386
The Coca-Cola Company	10,827	879,910
		1,922,578
Health Care Equipment & Services — 4.5%
Alcon AG	3,357	225,255
Elevance Health, Inc.	4,265	1,649,403
Guardant Health, Inc.(a)	2,160	324,065
IDEXX Laboratories, Inc.(a)	1,004	528,546
Medtronic PLC	4,040	316,049
UnitedHealth Group, Inc.	5,183	2,154,210
		5,197,528
Household & Personal Products — 1.9%
Colgate-Palmolive Co.	15,306	1,403,254
The Estee Lauder Companies, Inc., Cl. A	9,399	742,051
		2,145,305
Insurance — 3.3%
American International Group, Inc.	3,914	291,710
Aon PLC, Cl. A	2,505	830,884
Assurant, Inc.	5,668	1,522,028
Chubb Ltd.	1,791	610,265
Old Republic International Corp.	15,163	620,470
		3,875,357
Materials — 3.0%
CRH PLC	7,438	795,866
Freeport-McMoRan, Inc.	6,830	429,539
International Paper Co.	20,560	783,336

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.0% (continued)
Materials — 3.0% (continued)
Newmont Corp.	6,894	643,899
Packaging Corp. of America	3,417	814,203
		3,466,843
Media & Entertainment — 8.0%
Alphabet, Inc., Cl. A	1,916	684,721
Alphabet, Inc., Cl. C	11,343	4,007,822
Meta Platforms, Inc., Cl. A	2,500	1,408,225
Netflix, Inc.(a)	10,135	723,639
Omnicom Group, Inc.	18,082	1,316,912
Spotify Technology SA(a)	1,330	610,643
The Walt Disney Company	5,623	541,214
		9,293,176
Pharmaceuticals, Biotechnology & Life Sciences — 7.6%
Agilent Technologies, Inc.	4,704	624,832
Ascendis Pharma A/S(a),(b)	1,384	369,141
Bristol-Myers Squibb Co.	10,533	606,911
Gilead Sciences, Inc.	7,434	939,212
Illumina, Inc.(a)	2,054	361,155
Insmed, Inc.(a)	2,642	281,690
Johnson & Johnson	6,690	1,699,059
Madrigal Pharmaceuticals, Inc.(a)	586	314,653
Mirum Pharmaceuticals, Inc.(a),(b)	2,452	287,056
Natera, Inc.(a)	1,165	316,239
Pfizer, Inc.	26,666	642,117
Repligen Corp.(a),(b)	2,131	290,754
Thermo Fisher Scientific, Inc.	2,396	1,201,259
VeraDermics, Inc.(a)	2,359	290,015
Vertex Pharmaceuticals, Inc.(a)	1,043	518,089
		8,742,182
Semiconductors & Semiconductor Equipment — 15.6%
Advanced Micro Devices, Inc.(a)	3,153	1,831,609
Applied Materials, Inc.	1,490	1,077,270
ASML Holding NV	606	1,205,601
Broadcom, Inc.	2,436	920,199
Marvell Technology, Inc.	5,377	1,601,755
NVIDIA Corp.	41,074	8,218,497
STMicroelectronics NV	8,253	618,067
Texas Instruments, Inc.	8,589	2,560,123
		18,033,121
Software & Services — 7.6%
Bentley Systems, Inc., Cl. B(b)	10,148	303,324
Datadog, Inc., Cl. A(a)	2,914	758,689
Dolby Laboratories, Inc., Cl. A(b)	6,932	364,485
International Business Machines Corp.	3,940	1,107,967
Microsoft Corp.	11,752	4,383,731
MongoDB, Inc.(a)	964	323,808
Nutanix, Inc., Cl. A(a)	9,094	463,430
Shopify, Inc., Cl. A(a)	4,181	477,387
Synopsys, Inc.(a)	1,462	652,154
		8,834,975

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.0% (continued)
Technology Hardware & Equipment — 7.3%
Apple, Inc.	15,992	4,627,445
Cisco Systems, Inc.	15,667	1,840,246
Seagate Technology Holdings PLC	568	548,120
Western Digital Corp.	2,226	1,421,791
		8,437,602
Telecommunication Services — .8%
AT&T, Inc.	44,010	911,007
Transportation — 2.0%
CSX Corp.	9,470	450,109
Delta Air Lines, Inc.	13,948	1,306,370
Uber Technologies, Inc.(a)	8,035	579,805
		2,336,284
Utilities — 1.0%
Constellation Energy Corp.	2,207	548,152
Dominion Energy, Inc.(b)	4,323	295,218
NRG Energy, Inc.	2,368	345,870
		1,189,240
Total Equity Securities - Common Stocks (cost $74,915,935)		114,319,873

	1-Day Yield (%)
Investment Companies — 1.0%
Registered Investment Companies — 1.0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $1,189,307)	3.70	1,189,307	1,189,307
Total Investments (cost $76,105,242)		100.0%	115,509,180
Liabilities, Less Cash and Receivables		(.0%)	(24,234)
Net Assets		100.0%	115,484,946

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At June 30, 2026, the value of the fund’s securities on loan was $2,678,161 and the value of the collateral was
$2,748,218, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2025	Purchases ($)†	Sales ($)	Value ($) 6/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - 1.0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.0%	2,022,068	12,979,054	(13,811,815)	1,189,307	29,628

Affiliated Issuers (continued)
Description	Value ($) 12/31/2025	Purchases ($)†	Sales ($)	Value ($) 6/30/2026	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	4,137,275	(4,137,275)	-	2,503††
Total - 1.0%	2,022,068	17,116,329	(17,949,090)	1,189,307	32,131

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $2,678,161)—Note 1(c):
Unaffiliated issuers	74,915,935	114,319,873
Affiliated issuers	1,189,307	1,189,307
Dividends and securities lending income receivable		83,601
Receivable for investment securities sold		43,197
Tax reclaim receivable—Note 1(b)		1,572
Receivable for shares of Beneficial Interest subscribed		623
Prepaid expenses		3,130
		115,641,303
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		61,943
Payable for shares of Beneficial Interest redeemed		47,634
Trustees’ fees and expenses payable		1,229
Other accrued expenses		45,551
		156,357
Net Assets ($)		115,484,946
Composition of Net Assets ($):
Paid-in capital		61,647,448
Total distributable earnings (loss)		53,837,498
Net Assets ($)		115,484,946

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	110,635,537	4,849,409
Shares Outstanding	2,907,452	126,866
Net Asset Value Per Share ($)	38.05	38.22
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $595 foreign taxes withheld at source):
Unaffiliated issuers	701,534
Affiliated issuers	29,628
Affiliated income net of rebates from securities lending—Note 1(c)	2,503
Total Income	733,665
Expenses:
Management fee—Note 3(a)	415,647
Professional fees	55,768
Chief Compliance Officer fees—Note 3(b)	21,422
Shareholder and regulatory reports service fees—Note 3(b)	9,000
Distribution plan fees—Note 3(b)	5,801
Trustees’ fees and expenses—Note 3(c)	4,586
Prospectus and shareholders’ reports	4,212
Custodian fees—Note 3(b)	4,040
Loan commitment fees—Note 2	1,400
Shareholder servicing costs—Note 3(b)	423
Miscellaneous	753
Total Expenses	523,052
Less—reduction in expenses due to undertaking—Note 3(a)	(128,051)
Net Expenses	395,001
Net Investment Income	338,664
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	14,735,643
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(5,036,194)
Net Realized and Unrealized Gain (Loss) on Investments	9,699,449
Net Increase in Net Assets Resulting from Operations	10,038,113
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Operations ($):
Net investment income	338,664	447,265
Net realized gain (loss) on investments	14,735,643	13,027,781
Net change in unrealized appreciation (depreciation) on investments	(5,036,194)	3,426,958
Net Increase (Decrease) in Net Assets Resulting from Operations	10,038,113	16,902,004
Distributions ($):
Distributions to shareholders:
Initial Shares	(12,621,223)	(8,686,906)
Service Shares	(534,072)	(378,550)
Total Distributions	(13,155,295)	(9,065,456)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	907,728	2,102,368
Service Shares	40,021	4,270
Distributions reinvested:
Initial Shares	12,621,223	8,686,906
Service Shares	534,072	378,550
Cost of shares redeemed:
Initial Shares	(7,156,690)	(13,683,185)
Service Shares	(333,243)	(670,683)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	6,613,111	(3,181,774)
Total Increase (Decrease) in Net Assets	3,495,929	4,654,774
Net Assets ($):
Beginning of Period	111,989,017	107,334,243
End of Period	115,484,946	111,989,017
Capital Share Transactions (Shares):
Initial Shares
Shares sold	23,342	58,328
Shares issued for distributions reinvested	378,354	270,283
Shares redeemed	(190,853)	(371,073)
Net Increase (Decrease) in Shares Outstanding	210,843	(42,462)
Service Shares
Shares sold	1,086	117
Shares issued for distributions reinvested	15,949	11,773
Shares redeemed	(8,572)	(17,782)
Net Increase (Decrease) in Shares Outstanding	8,463	(5,892)
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Initial Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	39.78	37.48	32.32	28.87	41.58	35.68
Investment Operations:
Net investment income(a)	.12	.16	.19	.20	.25	.18
Net realized and unrealized gain (loss) on investments	2.94	5.37	6.95	6.91	(5.47)	8.50
Total from Investment Operations	3.06	5.53	7.14	7.11	(5.22)	8.68
Distributions:
Dividends from net investment income	(.11 )	(.17 )	(.19 )	(.20 )	(.25 )	(.19 )
Dividends from net realized gain on investments	(4.68)	(3.06)	(1.79)	(3.46)	(7.24)	(2.59)
Total Distributions	(4.79)	(3.23)	(1.98)	(3.66)	(7.49)	(2.78)
Net asset value, end of period	38.05	39.78	37.48	32.32	28.87	41.58
Total Return (%)	9.39 (b)	16.83	22.73	26.69	(14.81)	25.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93 (c)	.91	.93	.93	.91	.91
Ratio of net expenses to average net assets(d)	.70 (c)	.70 (e)	.70 (e)	.70 (e)	.73 (e)	.80
Ratio of net investment income to average net assets(d)	.62 (c)	.43 (e)	.55 (e)	.67 (e)	.79 (e)	.47
Portfolio Turnover Rate	45.97 (b)	57.08	43.38	50.51	67.86	53.70
Net Assets, end of period ($ x 1,000)	110,636	107,261	102,659	93,532	81,555	106,015

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Service Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	39.93	37.61	32.43	28.95	41.68	35.76
Investment Operations:
Net investment income(a)	.07	.06	.10	.13	.17	.09
Net realized and unrealized gain (loss) on investments	2.96	5.40	6.97	6.93	(5.49)	8.51
Total from Investment Operations	3.03	5.46	7.07	7.06	(5.32)	8.60
Distributions:
Dividends from net investment income	(.06 )	(.08 )	(.10 )	(.12 )	(.17 )	(.09 )
Dividends from net realized gain on investments	(4.68)	(3.06)	(1.79)	(3.46)	(7.24)	(2.59)
Total Distributions	(4.74)	(3.14)	(1.89)	(3.58)	(7.41)	(2.68)
Net asset value, end of period	38.22	39.93	37.61	32.43	28.95	41.68
Total Return (%)	9.27 (b)	16.54	22.41	26.35	(15.03)	25.31
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.18 (c)	1.16	1.18	1.18	1.16	1.16
Ratio of net expenses to average net assets(d)	.95 (c)	.95 (e)	.95 (e)	.95 (e)	.98 (e)	1.05
Ratio of net investment income to average net assets(d)	.37 (c)	.18 (e)	.30 (e)	.42 (e)	.54 (e)	.22
Portfolio Turnover Rate	45.97 (b)	57.08	43.38	50.51	67.86	53.70
Net Assets, end of period ($ x 1,000)	4,849	4,728	4,675	4,274	3,849	4,936

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
Growth and Income Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek long-term capital growth, current income and growth of income consistent with reasonable investment risk. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Trust’s Board of Trustees (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of June 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	114,319,873	—	—	114,319,873
Investment Companies	1,189,307	—	—	1,189,307
	115,509,180	—	—	115,509,180

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2026, BNY earned $340 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	2,678,161
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(2,678,161)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.
Growth Stock Risk: Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended June 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2025 were as follows: ordinary income $1,685,253 and long-term capital gains $7,380,203. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2026, the fund did not borrow under either Facility.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2026 through May 1, 2027, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding Rule 12b-1 fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .70% of the value of the fund’s average daily net assets. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after May 1, 2027, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $128,051 during the period ended June 30, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to participating insurance companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2026, Service shares were charged $5,801 pursuant to the Distribution Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2026, the fund was charged $225 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2026, the fund was charged $4,040 pursuant to the custody agreement.
During the period ended June 30, 2026, the fund was charged $21,422 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended June 30, 2026, the Custodian was compensated $9,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $71,033, Distribution Plan fees of $993, Custodian fees of $2,750, Chief Compliance Officer fees of $6,302, Transfer Agent fees of $102 and shareholder and regulatory reports service fees of $9,000, which are offset against an expense reimbursement currently in effect in the amount of $28,237.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2026, amounted to $50,936,014 and $56,472,484, respectively.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
At June 30, 2026, accumulated net unrealized appreciation on investments was $39,403,938, consisting of $41,290,107 gross unrealized appreciation and $1,886,169 gross unrealized depreciation.
At June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $26,008.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on March 5-6, 2026, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Investment Advisory Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Initial shares with the performance of a group of multi-cap core funds underlying variable insurance products (“VIPs”) selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all multi-cap core funds underlying VIPs (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of multi-cap core funds underlying VIPs with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted that the fund had a four star rating for each of the five- and ten-year periods, and a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate (i.e., the rate pursuant to the Agreement for both investment advisory and administration services) payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and approximately equivalent to the Expense Universe median actual management fee, and the fund’s total expenses were equal to the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until May 1, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding Rule 12b-1 fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .70%.
Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Advisory Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2026 BNY Mellon Securities Corporation
Code-0108NCSRSA0626

BNY Mellon Variable Investment Fund, Small Cap Portfolio
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2026

Initial Shares
Service Shares

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Small Cap Portfolio
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 90.0%
Automobiles & Components — 1.2%
LCI Industries	26,247	2,779,032
Visteon Corp.(a)	15,523	1,540,037
		4,319,069
Banks — 15.6%
Bank OZK	88,879	4,629,707
BankUnited, Inc.	91,592	4,437,632
Business First Bancshares, Inc.(a)	111,378	3,422,646
Columbia Banking System, Inc.	154,471	4,950,796
First Busey Corp.	126,172	3,722,074
First Horizon Corp.	184,011	4,718,042
Metropolitan Bank Holding Corp.	48,298	4,769,911
Origin Bancorp, Inc.	76,505	3,913,231
Simmons First National Corp., Cl. A	226,199	5,123,407
SouthState Bank Corp.	41,968	4,192,603
Texas Capital Bancshares, Inc.	44,390	4,583,712
Third Coast Bancshares, Inc.(b)	92,238	3,726,415
United Community Banks, Inc.	158,603	5,565,379
		57,755,555
Capital Goods — 9.5%
BWX Technologies, Inc.	18,397	3,580,976
Flowserve Corp.	36,761	2,726,196
Fluor Corp.(b)	59,342	3,108,927
Gates Industrial Corp. PLC(b)	215,252	6,020,598
Hayward Holdings, Inc.(a),(b)	218,826	3,787,878
Herc Holdings, Inc.(a)	25,158	3,606,148
Janus International Group, Inc.(b)	385,702	2,140,646
Matrix Service Co.(b)	123,678	1,694,389
Sensata Technologies Holding PLC	90,279	4,309,919
Tennant Co.	48,959	4,285,871
		35,261,548
Commercial & Professional Services — 1.4%
HNI Corp.(a)	64,946	2,624,468
Korn Ferry	37,076	2,468,520
		5,092,988
Consumer Discretionary Distribution & Retail — 3.1%
Bath & Body Works, Inc.	130,274	3,013,238
Monro, Inc.(a)	199,674	3,416,422
Stitch Fix, Inc., Cl. A(b)	416,622	1,712,316
Valvoline, Inc.(a),(b)	82,190	3,249,793
		11,391,769
Consumer Durables & Apparel — 3.4%
Carter’s, Inc.	81,908	3,371,333
Levi Strauss & Co., Cl. A	99,551	2,471,851
Meritage Homes Corp.	31,430	2,635,406
YETI Holdings, Inc.(a),(b)	84,296	4,177,710
		12,656,300
Consumer Services — 3.1%
First Watch Restaurant Group, Inc.(b)	184,289	2,375,485
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 90.0% (continued)
Consumer Services — 3.1% (continued)
Genius Sports Ltd.(a),(b)	427,968	2,593,486
Lindblad Expeditions Holdings, Inc.(a),(b)	90,778	2,563,571
Target Hospitality Corp.(b)	93,127	1,896,066
Wyndham Hotels & Resorts, Inc.	22,897	1,928,156
		11,356,764
Energy — 7.2%
BKV Corp.(b)	137,499	3,761,973
Cactus, Inc., Cl. A	87,293	4,472,020
California Resources Corp.	82,174	4,344,539
CNX Resources Corp.(a),(b)	83,415	2,830,271
Crescent Energy Co., Cl. A(a)	387,162	3,801,931
Liberty Energy, Inc.(a)	140,571	3,681,555
PBF Energy, Inc., Cl. A	80,191	3,650,294
		26,542,583
Financial Services — 6.8%
Etoro Group Ltd., Cl. A(b)	83,797	3,307,468
Marex Group PLC	69,978	4,265,159
Moelis & Co., Cl. A	40,090	2,622,688
PennyMac Financial Services, Inc.	50,552	4,403,079
PROG Holdings, Inc.	113,918	5,309,718
Voya Financial, Inc.	31,212	2,825,622
WisdomTree, Inc.(a)	147,120	2,492,213
		25,225,947
Food, Beverage & Tobacco — 1.8%
Celsius Holdings, Inc.(b)	63,416	1,856,821
J & J Snack Foods Corp.	30,920	2,271,074
Nomad Foods Ltd.	249,357	2,730,459
		6,858,354
Health Care Equipment & Services — 6.2%
Alignment Healthcare, Inc.(a),(b)	270,096	6,430,986
Encompass Health Corp.	15,860	1,603,129
Envista Holdings Corp.(b)	123,158	3,245,213
HealthEquity, Inc.(b)	28,552	2,578,817
Omnicell, Inc.(b)	63,092	2,619,580
Privia Health Group, Inc.(b)	189,298	4,870,637
Strata Critical Medical, Inc.(a),(b)	295,992	1,559,878
		22,908,240
Insurance — 2.3%
Palomar Holdings, Inc.(b)	30,506	3,855,653
The Baldwin Insurance Group, Inc.(a),(b)	178,145	4,735,094
		8,590,747
Materials — 4.1%
Alamos Gold, Inc., Cl. A	65,585	1,989,850
Alcoa Corp.	51,792	2,700,434
Element Solutions, Inc.	78,480	3,747,420
Ivanhoe Electric, Inc.(b)	154,493	1,484,678
Methanex Corp.	57,580	2,657,317
TriMas Corp.	61,712	2,778,891
		15,358,590
Media & Entertainment — 3.6%
John Wiley & Sons, Inc., Cl. A(a)	84,157	4,082,456
4

Description	Shares	Value ($)
Equity Securities - Common Stocks — 90.0% (continued)
Media & Entertainment — 3.6% (continued)
Lionsgate Studios Corp.(b)	176,973	2,709,457
Magnite, Inc.(b)	201,795	3,830,069
Starz Entertainment Corp.(b)	91,530	2,641,556
		13,263,538
Pharmaceuticals, Biotechnology & Life Sciences — 4.5%
Cytokinetics, Inc.(b)	33,770	2,876,866
Kiniksa Pharmaceuticals International PLC(b)	35,086	2,243,750
Mirum Pharmaceuticals, Inc.(a),(b)	29,957	3,507,066
Rhythm Pharmaceuticals, Inc.(b)	30,664	3,404,624
Syndax Pharmaceuticals, Inc.(a),(b)	136,142	2,976,064
VeraDermics, Inc.(b)	12,313	1,513,760
		16,522,130
Real Estate Management & Development — 1.6%
Forestar Group, Inc.(b)	123,146	3,897,571
Newmark Group, Inc., Cl. A	133,313	2,014,359
		5,911,930
Semiconductors & Semiconductor Equipment — 4.1%
Diodes, Inc.(a),(b)	31,376	3,433,789
Kulicke & Soffa Industries, Inc.	21,426	2,865,942
Silicon Motion Technology Corp., ADR	14,084	4,694,620
Veeco Instruments, Inc.(a),(b)	53,098	4,024,828
		15,019,179
Software & Services — 1.4%
Cellebrite DI Ltd.(b)	344,411	5,028,401
Technology Hardware & Equipment — 3.6%
Bel Fuse, Inc., Cl. B	15,896	5,294,004
Novanta, Inc.(a),(b)	26,867	4,358,902
Viavi Solutions, Inc.(b)	77,806	3,715,236
		13,368,142
Telecommunication Services — 1.1%
Iridium Communications, Inc.	25,511	1,399,278
Lumen Technologies, Inc.(b)	330,351	2,537,096
		3,936,374
Transportation — 1.2%
Allegiant Travel Co.(b)	38,206	4,493,026
Utilities — 3.2%
Hallador Energy Co.(a),(b)	106,976	1,860,313
MDU Resources Group, Inc.	183,106	3,883,678
ONE Gas, Inc.	37,992	2,928,043
Southwest Gas Holdings, Inc.	36,809	3,264,222
		11,936,256
Total Equity Securities - Common Stocks (cost $270,235,746)		332,797,430
Exchange-Traded Funds — 6.6%
Registered Investment Companies — 6.6%
iShares Russell 2000 ETF	22,980	6,904,341
iShares Russell 2000 Value ETF(a)	79,692	17,627,871
Total Exchange-Traded Funds (cost $21,623,850)		24,532,212

5

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 3.1%
Registered Investment Companies — 3.1%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $11,338,955)	3.70	11,338,955	11,338,955
Investment of Cash Collateral for Securities Loaned — 1.3%
Registered Investment Companies — 1.3%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $4,749,866)	3.70	4,749,866	4,749,866
Total Investments (cost $307,948,417)		101.0%	373,418,463
Liabilities, Less Cash and Receivables		(1.0%)	(3,560,799)
Net Assets		100.0%	369,857,664

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund

(a)
Security, or portion thereof, on loan. At June 30, 2026, the value of the fund’s securities on loan was $71,777,685 and the value of the collateral was
$72,822,750, consisting of cash collateral of $4,749,866 and U.S. Government & Agency securities valued at $68,072,884.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2025	Purchases ($)†	Sales ($)	Value ($) 6/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - 3.1%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.1%	2,595,187	67,873,326	(59,129,558)	11,338,955	120,690
Investment of Cash Collateral for Securities Loaned - 1.3%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.3%	2,342,214	143,195,650	(140,787,998)	4,749,866	67,804††
Total - 4.4%	4,937,401	211,068,976	(199,917,556)	16,088,821	188,494

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
6

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $71,777,685)—Note 1(c):
Unaffiliated issuers	291,859,596	357,329,642
Affiliated issuers	16,088,821	16,088,821
Receivable for investment securities sold		2,076,291
Dividends and securities lending income receivable		215,839
Receivable for shares of Beneficial Interest subscribed		1,129
Prepaid expenses		7,004
		375,718,726
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		241,996
Liability for securities on loan—Note 1(c)		4,749,866
Payable for investment securities purchased		709,129
Payable for shares of Beneficial Interest redeemed		106,694
Trustees’ fees and expenses payable		3,553
Other accrued expenses		49,824
		5,861,062
Net Assets ($)		369,857,664
Composition of Net Assets ($):
Paid-in capital		240,221,593
Total distributable earnings (loss)		129,636,071
Net Assets ($)		369,857,664

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	346,943,903	22,913,761
Shares Outstanding	5,900,562	418,289
Net Asset Value Per Share ($)	58.80	54.78
See notes to financial statements.
7

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $4,531 foreign taxes withheld at source):
Unaffiliated issuers	2,191,795
Affiliated issuers	120,690
Affiliated income net of rebates from securities lending—Note 1(c)	67,804
Total Income	2,380,289
Expenses:
Management fee—Note 3(a)	1,237,923
Professional fees	52,071
Distribution plan fees—Note 3(b)	25,908
Chief Compliance Officer fees—Note 3(b)	20,725
Trustees’ fees and expenses—Note 3(c)	13,917
Prospectus and shareholders’ reports	11,955
Shareholder and regulatory reports service fees—Note 3(b)	9,000
Loan commitment fees—Note 2	3,890
Custodian fees—Note 3(b)	3,101
Shareholder servicing costs—Note 3(b)	758
Miscellaneous	4,700
Total Expenses	1,383,948
Less—reduction in expenses due to undertaking—Note 3(a)	(109,119)
Net Expenses	1,274,829
Net Investment Income	1,105,460
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	64,017,994
Net change in unrealized appreciation (depreciation) on investments	8,967,230
Net Realized and Unrealized Gain (Loss) on Investments	72,985,224
Net Increase in Net Assets Resulting from Operations	74,090,684
See notes to financial statements.
8

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Operations ($):
Net investment income	1,105,460	1,903,805
Net realized gain (loss) on investments	64,017,994	16,609,812
Net change in unrealized appreciation (depreciation) on investments	8,967,230	12,097,571
Net Increase (Decrease) in Net Assets Resulting from Operations	74,090,684	30,611,188
Distributions ($):
Distributions to shareholders:
Initial Shares	(5,113,880)	(1,767,386)
Service Shares	(321,590)	(83,835)
Total Distributions	(5,435,470)	(1,851,221)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	4,873,882	8,317,890
Service Shares	249,013	851,483
Distributions reinvested:
Initial Shares	5,113,880	1,767,386
Service Shares	321,590	83,835
Cost of shares redeemed:
Initial Shares	(11,812,253)	(20,813,948)
Service Shares	(1,234,807)	(1,910,955)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(2,488,695)	(11,704,309)
Total Increase (Decrease) in Net Assets	66,166,519	17,055,658
Net Assets ($):
Beginning of Period	303,691,145	286,635,487
End of Period	369,857,664	303,691,145
Capital Share Transactions (Shares):
Initial Shares
Shares sold	92,323	190,245
Shares issued for distributions reinvested	107,322	43,812
Shares redeemed	(224,591)	(466,657)
Net Increase (Decrease) in Shares Outstanding	(24,946)	(232,600)
Service Shares
Shares sold	5,128	21,326
Shares issued for distributions reinvested	7,240	2,225
Shares redeemed	(25,204)	(45,730)
Net Increase (Decrease) in Shares Outstanding	(12,836)	(22,179)
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Initial Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	48.00	43.56	41.93	39.39	57.77	49.66
Investment Operations:
Net investment income (loss)(a)	.18	.30	.28	.29	.14	(.06 )
Net realized and unrealized gain (loss) on investments	11.49	4.43	1.64	3.27	(8.22)	8.23
Total from Investment Operations	11.67	4.73	1.92	3.56	(8.08)	8.17
Distributions:
Dividends from net investment income	(.65 )	(.29 )	(.29 )	(.13 )	-	(.06 )
Dividends from net realized gain on investments	(.22 )	-	-	(.89 )	(10.30)	-
Total Distributions	(.87 )	(.29 )	(.29 )	(1.02)	(10.30)	(.06 )
Net asset value, end of period	58.80	48.00	43.56	41.93	39.39	57.77
Total Return (%)	24.74 (b)	10.99	4.62	9.28	(16.62)	16.46
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	.82 (d)	.83	.84	.82	.82	.82
Ratio of net expenses to average net assets(c)	.76 (d),(e)	.73 (e),(f)	.80 (e),(f)	.82 (f)	.82 (f)	.82
Ratio of net investment income (loss) to average net assets(c)	.69 (d),(e)	.68 (e),(f)	.67 (e),(f)	.72 (f)	.31 (f)	(.10 )
Portfolio Turnover Rate	51.60 (b)	67.75	61.91	33.58	37.56	59.71
Net Assets, end of period ($ x 1,000)	346,944	284,410	268,232	269,793	253,112	316,092

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
10

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Service Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	44.72	40.60	39.10	36.79	54.77	47.15
Investment Operations:
Net investment income (loss)(a)	.11	.18	.17	.17	.02	(.19 )
Net realized and unrealized gain (loss) on investments	10.72	4.13	1.53	3.06	(7.70)	7.81
Total from Investment Operations	10.83	4.31	1.70	3.23	(7.68)	7.62
Distributions:
Dividends from net investment income	(.55 )	(.19 )	(.20 )	(.03 )	-	-
Dividends from net realized gain on investments	(.22 )	-	-	(.89 )	(10.30)	-
Total Distributions	(.77 )	(.19 )	(.20 )	(.92 )	(10.30)	-
Net asset value, end of period	54.78	44.72	40.60	39.10	36.79	54.77
Total Return (%)	24.60 (b)	10.70	4.36	9.01	(16.83)	16.16
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	1.07 (d)	1.08	1.09	1.07	1.07	1.07
Ratio of net expenses to average net assets(c)	1.01 (d),(e)	.98 (e),(f)	1.05 (e),(f)	1.07 (f)	1.07 (f)	1.07
Ratio of net investment income (loss) to average net assets(c)	.44 (d),(e)	.43 (e),(f)	.42 (e),(f)	.47 (f)	.06 (f)	(.36 )
Portfolio Turnover Rate	51.60 (b)	67.75	61.91	33.58	37.56	59.71
Net Assets, end of period ($ x 1,000)	22,914	19,281	18,403	18,611	17,349	21,734

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
11

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
Small Cap Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek capital growth. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
12

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Equity investments, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Trust’s Board of Trustees (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of June 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	332,797,430	—	—	332,797,430
Exchange-Traded Funds	24,532,212	—	—	24,532,212
Investment Companies	16,088,821	—	—	16,088,821
	373,418,463	—	—	373,418,463

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2026, BNY earned $9,236 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	71,777,685
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(71,777,685)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Small and Midsize Company Risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not
14

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended June 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2025 was as follows: ordinary income $1,851,221. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser had contractually agreed, from January 1, 2026 through April 30, 2026, to waive receipt of a portion of the fund’s management fee in the amount of .10% of the value of the fund’s average daily net assets. On April 30, 2026, the Adviser terminated this waiver agreement. The reduction in expenses, pursuant to the undertaking, amounted to $109,119 during the period ended June 30, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to participating insurance companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2026, Service shares were charged $25,908 pursuant to the Distribution Plan.
15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2026, the fund was charged $401 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2026, the fund was charged $3,101 pursuant to the custody agreement.
During the period ended June 30, 2026, the fund was charged $20,725 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended June 30, 2026, the Custodian was compensated $9,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $219,770, Distribution Plan fees of $4,552, Custodian fees of $2,500, Chief Compliance Officer fees of $5,973, Transfer Agent fees of $201 and shareholder and regulatory reports service fees of $9,000.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2026, amounted to $167,615,851 and $185,540,439, respectively.
At June 30, 2026, accumulated net unrealized appreciation on investments was $65,470,046, consisting of $73,846,682 gross unrealized appreciation and $8,376,636 gross unrealized depreciation.
At June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
16

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
17

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
18

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $34,642.
19

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on March 5-6, 2026, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Investment Advisory Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Initial shares with the performance of a group of small-cap core funds underlying variable insurance products (“VIPs”) selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all small-cap core funds underlying VIPs (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of small-cap core funds underlying VIPs with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except for the one-year period when the fund’s total return performance was above the Performance Universe median. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted the Sub-Adviser’s efforts to improve performance and noted the fund’s one-year performance. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices.
20

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate (i.e., the rate pursuant to the Agreement for both investment advisory and administration services) payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was approximately equivalent to the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed to waive receipt of a portion of its management fee in an amount of .10% of the value of the fund’s average daily assets until May 1, 2027.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser or its affiliates for advising the one separate account or other type of client portfolio that is considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.
21

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was generally satisfied with the Sub-Adviser’s efforts to improve performance and the fund’s recent total return performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Advisory Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
22

© 2026 BNY Mellon Securities Corporation
Code-0121NCSRSA0626

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Variable Investment Fund

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 6, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: August 6, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)